Schedule of share capital shares (Details) (Parenthetical)	Jun. 30, 2023 £ / shares	Apr. 03, 2023 $ / shares	Mar. 27, 2023 $ / shares	Dec. 31, 2022 £ / shares	Aug. 25, 2020 £ / shares
IfrsStatementLineItems [Line Items]
Par value per share | (per share)		$ 0.30	$ 1.60		£ 215.00
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share	£ 0.0001			£ 0.0001
Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Par value per share	£ 0.4999			£ 0.4999